Income Taxes - Movements of Valuation Allowance of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year		¥ 271,813	¥ 60,628	¥ 56,653
Provided		94,856	20,275	24,196
Addition due to acquisition		193,826	193,826
Write off		(9,472)	(2,916)	(20,221)
Reverse		(23,730)
Balance at ending of the year	$ 48,347	¥ 333,467	¥ 271,813	¥ 60,628